Share-based payment Arrangement - Summary of Inputs Used in Binomial Option Pricing Model (Detail) ₩ / shares in Units, $ / shares in Units, ₩ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩) yr ₩ / shares	Dec. 31, 2023 KRW (₩) yr $ / shares	Dec. 31, 2022 KRW (₩) yr ₩ / shares	Dec. 31, 2021 KRW (₩) yr ₩ / shares	Dec. 31, 2023 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Per-share fair value of the option | ₩	₩ 10,813	₩ 10,813
Series 1-3 [member] | SK Telecom Co., Ltd. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	3.52%	3.52%
Estimated option's life | yr	7	7
Share price (Closing price on the preceding day)	₩ 50,100
Expected volatility	16.80%	16.80%
Expected dividends yield	6.60%	6.60%
Exercise price	₩ 57,562
Per-share fair value of the option | ₩	₩ 63	₩ 63
Series 1-3 [member] | SK Square Co., Ltd. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	2.07%	2.07%
Estimated option's life | yr	7	7
Share price (Closing price on the preceding day)	₩ 52,500
Expected volatility	13.38%	13.38%
Expected dividends yield	3.80%	3.80%
Exercise price	₩ 57,562
Per-share fair value of the option | ₩	₩ 3,096	₩ 3,096
Series 3 [member] | SK Telecom Co., Ltd. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	3.49%	3.49%
Estimated option's life | yr	5	5
Share price (Closing price on the preceding day)	₩ 50,100
Expected volatility	16.80%	16.80%
Expected dividends yield	6.60%	6.60%
Exercise price	₩ 53,052
Per-share fair value of the option | ₩	₩ 310	₩ 310
Series 3 [member] | SK Square Co., Ltd. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	1.91%	1.91%
Estimated option's life | yr	5	5
Share price (Closing price on the preceding day)	₩ 51,800
Expected volatility	8.30%	8.30%
Expected dividends yield	3.80%	3.80%
Exercise price	₩ 53,052
Per-share fair value of the option | ₩	₩ 1,720	₩ 1,720
Series 4 [member] | SK Telecom Co., Ltd. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	3.52%	3.52%
Estimated option's life | yr	5	5
Share price (Closing price on the preceding day)	₩ 50,100
Expected volatility	16.80%	16.80%
Expected dividends yield	6.60%	6.60%
Exercise price	₩ 50,862
Per-share fair value of the option | ₩	₩ 1,157	₩ 1,157
Series 4 [member] | SK Square Co., Ltd. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	1.78%	1.78%
Estimated option's life | yr	5	5
Share price (Closing price on the preceding day)	₩ 50,600
Expected volatility	7.70%	7.70%
Expected dividends yield	3.90%	3.90%
Exercise price	₩ 50,862
Per-share fair value of the option | ₩	₩ 1,622	₩ 1,622
Series 5 [member] | SK Telecom Co., Ltd. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	3.14%	3.14%
Estimated option's life | yr	7	7
Share price (Closing price on the preceding day)	₩ 50,100
Expected volatility	16.80%	16.80%
Expected dividends yield	6.60%	6.60%
Exercise price	₩ 38,452
Per-share fair value of the option | ₩	₩ 11,648	₩ 11,648
Series 5 [member] | SK Square Co., Ltd. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	1.52%	1.52%
Estimated option's life | yr	7	7
Share price (Closing price on the preceding day)	₩ 34,900
Expected volatility	8.10%	8.10%
Expected dividends yield	5.70%	5.70%
Exercise price	₩ 38,452
Per-share fair value of the option | ₩	₩ 192	₩ 192
Series 6 [member] | SK Telecom Co., Ltd. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	3.18%	3.18%
Estimated option's life | yr	5	5
Share price (Closing price on the preceding day)	₩ 50,100
Expected volatility	16.80%	16.80%
Expected dividends yield	6.60%	6.60%
Exercise price	₩ 50,276
Per-share fair value of the option | ₩	₩ 3,400	₩ 3,400
Series 6 [member] | SK Square Co., Ltd. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	1.55%	1.55%
Estimated option's life | yr	5	5
Share price (Closing price on the preceding day)	₩ 49,800
Expected volatility	25.70%	25.70%
Expected dividends yield	4.00%	4.00%
Exercise price	₩ 50,276
Per-share fair value of the option | ₩	₩ 8,142	₩ 8,142
Series 7-1 [member] | SK Telecom Co., Ltd. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	3.15%	3.15%
Estimated option's life | yr	7	7
Share price (Closing price on the preceding day)	₩ 50,100
Expected volatility	16.80%	16.80%
Expected dividends yield	6.60%	6.60%
Exercise price	₩ 56,860
Per-share fair value of the option | ₩	₩ 2,466	₩ 2,466
Series 7-2 [member] | SK Telecom Co., Ltd. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	3.14%	3.14%
Estimated option's life | yr	5	5
Share price (Closing price on the preceding day)	₩ 50,100
Expected volatility	16.80%	16.80%
Expected dividends yield	6.60%	6.60%
Exercise price	₩ 56,860
Per-share fair value of the option | ₩	₩ 1,974	₩ 1,974
Series 1-1 [member] | SAPEON Inc. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	4.18%	4.18%
Estimated option's life | yr	5.18	5.18
Share price (Closing price on the preceding day) | $ / shares		₩ 107.8
Expected volatility	43.50%	43.50%
Expected dividends yield	0.00%	0.00%
Exercise price | $ / shares		₩ 100
Per-share fair value of the option | $					$ 50.7
Series 1-2 [member] | SAPEON Inc. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	4.16%	4.16%
Estimated option's life | yr	5.42	5.42
Share price (Closing price on the preceding day) | $ / shares		₩ 107.8
Expected volatility	43.00%	43.00%
Expected dividends yield	0.00%	0.00%
Exercise price | $ / shares		₩ 100
Per-share fair value of the option | $					51.4
Series 2 [member] | SAPEON Inc. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	4.67%	4.67%
Estimated option's life | yr	5.55	5.55
Share price (Closing price on the preceding day) | $ / shares		₩ 118.1
Expected volatility	43.00%	43.00%
Expected dividends yield	0.00%	0.00%
Exercise price | $ / shares		₩ 100
Per-share fair value of the option | $					$ 61.4
Share appreciation rights of SK Telecom Co., Ltd. [member] | Cash-settled share-based payment arrangement [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate			3.37%	3.52%
Estimated option's life | yr			3.25	3.25
Share price (Closing price on the preceding day)			₩ 50,100	₩ 50,100
Expected volatility			16.80%	16.80%
Expected dividends yield			6.60%	6.60%
Exercise price			₩ 56,860	₩ 50,276
Per-share fair value of the option | ₩			₩ 949	₩ 1,387
Share appreciation rights of SK Square Co., Ltd. [member] | Cash-settled share-based payment arrangement [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate				3.52%
Estimated option's life | yr				3.25
Share price (Closing price on the preceding day)				₩ 52,600
Expected volatility				30.90%
Expected dividends yield				0.00%
Exercise price				₩ 50,276
Per-share fair value of the option | ₩				₩ 4,706
PSU of SK Telecom Co., Ltd [member] | Equity-settled share-based payment arrangement [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	3.26%	3.26%
Estimated option's life | yr	3	3
Share price (Closing price on the preceding day)	₩ 48,500
Expected volatility	18.67%	18.67%
Expected dividends yield	4.90%	4.90%
Per-share fair value of the option | ₩	₩ 27,525	₩ 27,525